RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets Abstract
Disclosure of quantitative information about right-of-use assets [Table Text Block]
	Office	Office Equipment	Total
Cost, beginning of year	$4,171	$86	$4,257
Additions	79	-	79
Cost, end of year	$4,250	$86	$4,336
Accumulated amortization and impairment losses, beginning of year	$2,366	$29	$2,395
Amortization for the year	945	16	961
Accumulated amortization and impairment losses, end of year	$3,311	$45	$3,356
Carrying amounts as at December 31, 2021	$939	$41	$980
	Office	Office Equipment	Total
Cost, beginning of year	$4,138	$86	$4,224
Additions	33	-	33
Cost, end of year	$4,171	$86	$4,257
Accumulated amortization and impairment losses, beginning of year	$1,151	$13	$1,164
Amortization for the year	1,065	16	1,081
Impairment loss	150	-	150
Accumulated amortization and impairment losses, end of year	$2,366	$29	$2,395
Carrying amounts as at December 31, 2020	$1,805	$57	$1,862